                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM 10-D

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                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

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                                  333-132320-01
                   (COMMISSION FILE NUMBER OF ISSUING ENTITY)

                   HONDA AUTO RECEIVABLES 2006-1 OWNER TRUST
             (EXACT NAME OF ISSUING ENTITY SPECIFIED IN ITS CHARTER)

                                   333-132320
                      (COMMISSION FILE NUMBER OF DEPOSITOR)

                        AMERICAN HONDA RECEIVABLES CORP.
              (EXACT NAME OF DEPOSITOR AS SPECIFIED IN ITS CHARTER)

                       AMERICAN HONDA FINANCE CORPORATION
               (EXACT NAME OF SPONSOR AS SPECIFIED IN ITS CHARTER)

                 DELAWARE                              20-6860465
     (STATE OR OTHER JURISDICTION OF      (I.R.S EMPLOYER IDENTIFICATION NO.)
   ORGANIZATION OF THE ISSUING ENTITY)

     C/O AMERICAN HONDA RECEIVABLES CORP.
              20800 MADRONA AVENUE
                  TORRANCE, CA
       (ADDRESS OF PRINCIPAL EXECUTIVE                    90503
       OFFICES OF THE ISSUING ENTITY)                  (ZIP CODE)

                                 (310) 972-2511
                     (TELEPHONE NUMBER, INCLUDING AREA CODE)

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                Registered/reporting pursuant to (check one)
                --------------------------------------------   Name of exchange
Title of Class  Section 12(b)  Section 12(g)   Section 15(d)  (If Section 12(b))
--------------  -------------  -------------   -------------  ------------------
   Class A-1        [_]             [_]            [X]               [_]
   Class A-2        [_]             [_]            [X]               [_]
   Class A-3        [_]             [_]            [X]               [_]
   Class A-4        [_]             [_]            [X]               [_]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [_]

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PART I - DISTRIBUTION INFORMATION

ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2006-1 Owner Trust is set
forth in the Servicer's Certificate and Monthly Servicer Report for the October
18, 2006 distribution date, attached as Exhibit 99.1.

PART II - OTHER INFORMATION

ITEM 9. EXHIBITS.

Exhibit 99.1 - Servicer's Certificate and Monthly Servicer Report

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                 HONDA AUTO RECEIVABLES 2006-1 OWNER TRUST

                                 BY:
                                 AMERICAN HONDA FINANCE CORPORATION, AS SERVICER

                                 By: /s/ Paul C. Honda
                                     -------------------------------------------
                                     Paul C. Honda
Date: October 27, 2006               Assistant Vice President, Assistant
                                     Secretary and Compliance Officer

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EXHIBIT INDEX

EXHIBIT   DESCRIPTION
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 99.1     Servicer's Certificate and Monthly Servicer Report for October 18,
          2006 distribution date

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